Provision for Payments in Lieu of Corporate Income Taxes - Reconciliation between Statutory and Effective Tax Rates (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Income before provision for PILs	836	912
Net temporary differences included in amounts charged to customers:
Total provision for PILs	89	109
PILs [Member]
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Income before provision for PILs	836	912
Canadian federal and Ontario statutory income tax rate	26.50%	26.50%
Provision for PILs at statutory rate	222	242
Net temporary differences included in amounts charged to customers:
Capital cost allowance in excess of depreciation and amortization	(72)	(72)
Pension contributions in excess of pension expense	(24)	(23)
Overheads capitalized for accounting but deducted for tax purposes	(15)	(14)
Interest capitalized for accounting but deducted for tax purposes	(13)	(13)
Environmental expenditures	(5)	(4)
Prior year's adjustments	(4)	(8)
Non-refundable investment tax credits	(3)	(4)
Post-retirement and post-employment benefit expense in excess of cash payments	3	4
Other	(1)	(1)
Net temporary differences	(134)	(135)
Net permanent differences	1	2
Total provision for PILs	89	109